Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.4%

Security	Shares	Value
Equity Funds — 62.0%
iShares Core S&P Mid-Cap ETF	5,000	$ 1,246,750
iShares Russell 2000 ETF(1)	9,500	1,679,030
iShares S&P 500 Growth ETF(1)	96,000	6,568,320
iShares S&P 500 Value ETF(1)	41,000	6,307,440
Vanguard FTSE Developed Markets ETF(1)	186,000	8,131,920
Vanguard FTSE Emerging Markets ETF	40,000	1,568,400
Vanguard Real Estate ETF(1)	23,000	1,740,180
Vanguard S&P 500 ETF	34,000	13,351,800
		$40,593,840
Fixed-Income Funds — 32.4%
iShares 1-3 Year Treasury Bond ETF	10,000	$809,700
iShares Core U.S. Aggregate Bond ETF(1)	105,000	9,874,200
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	11,000	1,122,220
Vanguard Total Bond Market ETF	135,000	9,420,300
		$21,226,420
Total Exchange-Traded Funds (identified cost $49,336,702)		$61,820,260

Short-Term Investments — 7.4%
Affiliated Fund — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	2,842,137	$ 2,842,137
Total Affiliated Fund (identified cost $2,842,137)		$ 2,842,137
Securities Lending Collateral — 3.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(3)	1,975,686	$ 1,975,686
Total Securities Lending Collateral (identified cost $1,975,686)		$ 1,975,686
Total Short-Term Investments (identified cost $4,817,823)		$ 4,817,823
Total Investments — 101.8% (identified cost $54,154,525)		$66,638,083
Other Assets, Less Liabilities — (1.8)%		$(1,178,289)
Net Assets — 100.0%		$65,459,794

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $13,362,799 and the total market value of the collateral received by the Fund was $13,593,124, comprised of cash of $1,975,686 and U.S. government and/or agencies securities of $11,617,438.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(3)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	16	Long	12/15/23	$3,460,400	$(159,699)
E-mini S&P MidCap 400 Index	4	Long	12/15/23	1,008,160	(32,470)
MSCI EAFE Index	12	Long	12/15/23	1,224,900	(38,850)
					$(231,019)
During the fiscal year to date ended September 30, 2023, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,842,137, which represents 4.4% of the Fund's net assets. Transactions in such investments for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,725,784	$10,674,940	$(10,558,587)	$ —	$ —	$2,842,137	$139,982	2,842,137

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$61,820,260	$ —	$ —	$61,820,260
Short-Term Investments:
Affiliated Fund	2,842,137	—	—	2,842,137
Securities Lending Collateral	1,975,686	—	—	1,975,686
Total Investments	$66,638,083	$ —	$ —	$66,638,083

Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(231,019)	$ —	$ —	$(231,019)
Total	$(231,019)	$ —	$ —	$(231,019)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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